Fair Value Measurements (Tables) - EVOLUTION METALS LLC [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value

The following table presents assets and liabilities measured at fair value by classification within the fair value hierarchy at March 31, 2025 and December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Money Market Funds	$3,607,557	$—	$—	$3,607,557
Total assets	$3,607,557	$—	$—	$3,607,557
Liabilities
July Investment Agreement Derivative	$—	$—	$65,803,887	$65,803,887
CPU Share Allocation Obligation	—	—	$17,426,650	17,426,650
Total liabilities	$—	$—	$83,230,537	$83,230,537
	Level I	Level II	Level III	Total
Assets
Money Market Funds	$2,588,289	$—	$—	$2,588,289
Total assets	$2,588,289	$—	$—	$2,588,289
Liabilities
July Investment Agreement Derivative	$—	$—	$53,231,638	$53,231,638
CPU Share Allocation Obligation	—	—	$10,231,516	10,231,516
Total liabilities	$—	$—	$63,463,154	$63,463,154

The following table presents assets and liabilities measured at fair value by classification within the fair value hierarchy at December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Money Market Funds	$2,588,289	$—	$—	$2,588,289
Total assets	$2,588,289	$—	$—	$2,588,289
Liabilities
July Investment Agreement Derivative	$—	$—	$53,231,638	$53,231,638
CPU Share Allocation Obligation	—	—	10,231,516	10,231,516
Total liabilities	$—	$—	$63,463,154	$63,463,154

Schedule of Liabilities Measured at Fair Value Using Significant Unobservable Inputs

The following table provides a reconciliation of the beginning and ending balance associated with the liabilities measured at fair value using significant unobservable inputs (Level III) for the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to December 31, 2024:

	July Investment Agreement Derivative (Level III)	CPU Share Allocation Obligation (Level III)
Balance, February 8, 2024 (inception)	$—	$—
Additions	37,660,336	8,370,647
Change in fair value	15,571,302	1,860,869
Balance, December 31, 2024	$53,231,638	$10,231,516
Additions	—	4,703,536
Change in fair value	12,572,249	2,491,598
Balance, March 31, 2025	$65,803,887	$17,426,650

The following table provides a reconciliation of the beginning and ending balance associated with the liabilities measured at fair value using significant unobservable inputs (Level III) for the period from February 8, 2024 (inception) to December 31, 2024:

	July Investment Agreement Derivative (Level III)	CPU Share Allocation Obligation (Level III)
Balance, February 8, 2024 (inception)	$—	$—
Additions	37,660,336	8,370,647
Change in fair value	15,571,302	1,860,869
Balance, December 31, 2024	$53,231,638	$10,231,516

Schedule of Investment Agreement Derivative

The Company utilized the following assumptions to value the July Investment Agreement Derivative:

	March 31, 2025	December 31, 2024
Expected Business Combination date	June 30, 2025	June 30, 2025
Term	0.25	0.50
Risk free rate	4.2%	4.2%
CCC credit rating	10.8%	8.7%
Present value factor	0.99	0.98
Probability of Business Combination close	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%
Additional share allocation percentage	10.0%	10.0%

The Company utilized the following assumptions to value the CPU Share Allocation Obligations:

	March 31, 2025	March 2025 (issuances)	February 2025 (issuances)	December 31, 2024
Expected Business Combination date	June 30, 2025	June 30, 2025	June 30, 2025	June 30, 2025
Term	0.25	0.25	0.35 – 0.37	0.50
Risk free rate	4.23%	4.33%	4.31 – 4.34%	4.2%
Present value factor	0.99	0.99	0.99	0.98
Probability of Business Combination close	60.0%	60.0%	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%	71.3%	71.3%
Additional share allocation percentages	7.90%	1.80%	1.35%	4.75%

The Company utilized the following assumptions to value the July Investment Agreement Derivative:

	December 31, 2024	July 18, 2024 (issuance)
Expected Business Combination date	June 30, 2025	June 30, 2025
Term	0.50	0.95
Risk free rate	4.2%	4.9%
CCC credit rating	8.7%	19.4%
Present value factor	0.98	0.80 – 0.95
Probability of Business Combination close	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%
Additional share allocation percentage	10.0%	10.0%

The Company utilized the following assumptions to value the CPU Share Allocation Obligations:

	December 31, 2024	December 2024 (issuances)	October 2024 (issuances)	July 2024 (issuance)
Expected Business Combination date	June 30, 2025	June 30, 2025	June 30, 2025	June 30, 2025
Term	0.50	0.54 – 0.56	0.68	0.92
Risk free rate	4.2%	4.2 – 4.3%	4.3%	4.8%
Present value factor	0.98	0.98	0.97	0.96
Probability of Business Combination close	60.0%	60.0%	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%	71.3%	71.3%
Additional share allocation percentages	4.75%	1.75%	2.0%	1.0%

The Company utilized a scenario-based valuation model to value the Vendor Share-Based Settlement Obligation at issuance, utilizing the following assumptions:

	December 31, 2024 (cancellation)	September 20, 2024 (issuance)
Expected Business Combination date	June 30, 2025	June 30, 2025
Term	0.53	0.78
Risk free rate	4.2%	4.2%
Present value factor	0.97	0.97
Implied probability Business Combination closes	8.3%	15.4%